Tidal ETF Trust

898 North Broadway, Suite 2

Massapequa, New York 11758

July 15, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”) Division of Investment Management

100 F Street, N.E. Washington, DC 20549

Re:	Tidal ETF Trust (the “Trust”)
File Nos. 333-227298, 811-23377

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, the Elevate Shares 2X Daily METV ETF and Elevate Shares 2X Daily BETZ ETF, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective July 13, 2022, and filed electronically as Post-Effective Amendment No. 131 to the Trust’s Registration Statement on Form N-1A on July 13, 2022.

If you have any questions or require further information, please contact Michael Pellegrino at (844) 986-7676 (Extension 731) or mpellegrino@torosoinv.com.

Sincerely,

/s/ Michael Pellegrino

Michael Pellegrino

General Counsel

Toroso Investments, LLC